Pension and Other Employee Benefit Plans (Combined Funded Status and Amounts Recognized in Accompanying Consolidated Balance Sheets) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016		Mar. 31, 2015		Mar. 31, 2014
Change in benefit obligations:
Benefit obligations at beginning of fiscal year	¥ 1,392,459	[1]	¥ 1,320,690
Service cost	38,032		33,578		¥ 33,429
Interest cost	10,479		13,060		20,341
Plan participants' contributions	1,192		1,179
Actuarial loss (gain)	125,122		86,780
Foreign exchange translation	(4,054)		2,444
Benefits paid	(51,392)		(50,266)
Lump-sum payments	(16,630)		(15,006)
Benefit obligations at end of fiscal year	1,495,208	[1]	1,392,459	[1]	1,320,690
Change in plan assets:
Fair value of plan assets at beginning of fiscal year	2,081,600		1,706,054
Actual return (negative return) on plan assets	5,058		371,694
Foreign exchange translation	(3,312)		1,833
Employer contributions	49,850		51,106
Plan participants' contributions	1,192		1,179
Benefits paid	(51,392)		(50,266)
Fair value of plan assets at end of fiscal year	2,082,996		2,081,600		¥ 1,706,054
Funded status	587,788		689,141
Amounts recognized in the consolidated balance sheets consist of:
Prepaid pension cost	612,102		712,523
Accrued pension liability	(24,314)		(23,382)
Net amount recognized	587,788		689,141
Amounts recognized in Accumulated other comprehensive income (loss) before-tax consist of:
Prior service benefits (cost)	(1,025)		(830)
Net actuarial gain (loss)	57,619		221,859
Net amount recognized	¥ 56,594		¥ 221,029

[1]	The aggregated accumulated benefit obligations of these plans were ¥1,390,738 million and ¥1,493,393 million, respectively, as of March 31, 2015 and 2016. The defined benefit plans generally employ a multi-variable and non-linear formula based upon rank and years of service. Employees with service in excess of one year are qualified to receive lump-sum severance indemnities.